ACCRUED CONSULTING FEES	6 Months Ended
Nov. 30, 2024
Payables and Accruals [Abstract]
ACCRUED CONSULTING FEES

NOTE 3 – ACCRUED CONSULTING FEES

Accrued consulting fees consisted of the following:

	November 30, 2024	May 31, 2024
Due to Company Chief Executive Officer (Related Party) pursuant to Consulting Agreement dated March 1, 2017 – monthly compensation of $10,000 to May 31, 2022, increased to $20,000 after May 31, 2022	$848,817	$728,817
Due to wife of Company Chief Executive Officer (Related Party) pursuant to consulting agreement effective August 16, 2018 – monthly compensation of $15,000 (which was terminated May 31, 2021)	305,200	305,200
Due to mother of Company Chief Executive Officer (Related Party) pursuant to Consulting Agreement dated September 1, 2015 (which was terminated November 30, 2019) – monthly compensation of $5,000 to November 30, 2019	131,350	131,350
Due to service provider pursuant to Consulting Agreement dated September 1, 2015 (which was terminated February 28, 2019) – monthly compensation of $5,000 to February 28, 2019	144,700	144,700
Due to service provider pursuant to Consulting Agreement dated September 1, 2015 (which was terminated November 30, 2019) – monthly compensation of $1,000 to November 30, 2019	48,000	48,000
Due to two other service providers	27,850	27,850

Total	$1,505,917	$1,385,917

The accrued consulting fees balance changed as follows:

	Six Months Ended November 30, 2024	Year Ended May 31, 2024
Balance, beginning of period	$1,385,917	$1,145,917
Compensation expense accrued pursuant to consulting agreements	120,000	240,000
Payments to consultants	–	–

Balance, end of period	$1,505,917	$1,385,917

See Note 8 (Commitments and Contingencies).